Annual Fund Operating Expenses - CCM Community Impact Bond Fund	Oct. 01, 2026
CRA Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.33%	[2]
Expenses (as a percentage of Assets)	0.88%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.43%
Retail Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.23%	[3]
Expenses (as a percentage of Assets)	0.78%

[1]	The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) with respect to its CRA Shares and Retail Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of CRA Shares and Retail Shares, and for administrative support services provided to the holders of CRA Shares. Under the Distribution Plan, the Fund may pay its distributor, or any other person, up to 0.25% per year of the Fund’s average daily net assets attributable to its CRA Shares and Retail Shares.
[2]	The Advisor provides certain administrative services related to the Community Reinvestment Act of 1977, as amended (the “CRA”) to financial institution holders of CRA Shares pursuant to a Special Administrative Services Agreement with the Fund. In consideration for such services and the assumption of related expenses, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions.
[3]	The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund may enter into servicing agreements with institutions. Pursuant to these servicing agreements, institutions render certain personal liaison and administrative support services to customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will not pay more than 0.10% in the aggregate for personal liaison and administrative support services through October 1, 2027.